Capital Stock - Summary of Common Stock Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 29, 2014		Mar. 30, 2013		Mar. 31, 2012
Class of Stock [Line Items]
Beginning Balance, Shares	14,833,611		11,391,585
Exercise of stock options, Shares	74,813				1,080
Exercise of stock options	$ 74				$ 1
Stock rights offering, Shares			3,442,026
Private Placement, Shares	2,941,085
Private Placement	4,861
Ending Balance, Shares	17,849,509		14,833,611		11,391,585
Balance as of beginning balance	64,489		60,896
Stock rights offering	4,861		3,593
Balance as of ending balance	69,475		64,489		60,896
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,115,641		3,673,615
Exercise of stock options, Shares	74,813
Exercise of stock options	125
Stock rights offering, Shares			3,442,026
Private Placement, Shares	2,941,085
Private Placement	4,861
Ending Balance, Shares	10,131,539		7,115,641
Balance as of beginning balance	25,876	[1]	22,283
Stock rights offering			3,593
Balance as of ending balance	30,862	[1]	25,876	[1]
Class B Common Stock [Member]
Class of Stock [Line Items]
Ending Balance, Shares	7,717,970		7,717,970		7,717,970
Balance as of ending balance	$ 38,613	[1]	$ 38,613	[1]	$ 38,613

[1]	unlimited shares authorized